[LETTERHEAD OF HORACE MANN APPEARS HERE]

Dear Valued Customer:

I appreciate your confidence in Horace Mann Life Insurance Company and your continuing participation in our retirement annuity program.

For the year ended December 31, 1997, the total annual return of your variable annuity contract was at least 21.90%, bringing the average annual return for the five- and ten-year periods then ended to at least 16.57 and 13.62%, respectively. These returns reflect the performance of your underlying investment in the Horace Mann Growth Fund, less separate account charges for mortality and expense risk, which vary depending on the year your contract was issued.

For more information about the Growth Fund, please read the enclosed Horace Mann Mutual Funds' Annual Report. If you have questions about the Growth Fund, Horace Mann Life Insurance Company Separate Account A Annual Report or your variable annuity contract, please call your Horace Mann representative or our toll-free number, 1 (800) 999-1030.

Sincerely,

/s/ Paul J. Kardos

Paul J. Kardos
President and Chief Executive Officer
The Horace Mann Companies

HORACE MANN LIFE INSURANCE COMPANY ALLEGIANCE SEPARATE ACCOUNT A

Statement of Net Assets

December 31, 1997
--------------------------------------------------------------------------------


     ASSETS



     Investments at market value
      Horace Mann Growth Fund
       326,889 shares @ $25.66 (cost $6,686,213)                   $8,387,972
     -------------------------------------------------------------------------

     NET ASSETS

     Net Assets (Indefinite units authorized)
      Active Contract Owners
       Horace Mann Growth Fund
        311,879 shares @ $25.66                    $ 8,002,815

     Retired Contract Owners
      Horace Mann Growth Fund
       15,010 shares @ $25.66                          385,157
                                                     ---------

     TOTAL NET ASSETS                                              $8,387,972
     =========================================================================

     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY ALLEGIANCE SEPARATE ACCOUNT A


Statement of Operations

For the Year Ended December 31, 1997
--------------------------------------------------------------------------------


     INVESTMENT INCOME

        Dividend income distribution                             $  111,153
     ----------------------------------------------------------------------

        Net investment income                                       111,153
     ----------------------------------------------------------------------


     REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS

        Capital gains distribution                                  917,446
        Net realized gain on sale of investments                    201,750
        Net unrealized appreciation on investments                  440,774
     ----------------------------------------------------------------------


           Net gain on investments                                1,559,970
     ----------------------------------------------------------------------


           Net increase in net assets resulting from operations  $1,671,123
     ======================================================================

     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY ALLEGIANCE SEPARATE ACCOUNT A


Statements of Changes in Net Assets

For the Years Ended December 31, 1997 and 1996
--------------------------------------------------------------------------------

                                                                          1997          1996
                                                                       ----------    ----------
 OPERATIONS
  Net investment income                                               $   111,153   $   107,011
  Capital gains distribution                                              917,446       807,381
  Net realized gain on sale of investments                                201,750       298,005
  Net unrealized appreciation (depreciation) on investments               440,774       427,077
 ----------------------------------------------------------------------------------------------

    Net increase (decrease) in net assets resulting from operations     1,671,123     1,639,474
 ----------------------------------------------------------------------------------------------

 CONTRACT OWNERS' TRANSACTIONS
  Gross stipulated payments received                                       21,595         5,007
  Administrative expenses (Note 1)                                         (1,017)         (266)
 ----------------------------------------------------------------------------------------------

  Net consideration received on annuity contracts                          20,578         4,741
  Net transfer to fixed accumulation account                               35,611       (98,016)
  Payments to Contract Owners                                            (624,395)   (1,199,709)
  Mortality risk charge (Note 1)                                          (22,724)      (19,205)
  Mortality guarantee adjustment                                           17,784       (49,130)
 ----------------------------------------------------------------------------------------------

   Net decrease in net assets
    resulting from Contract Owners' transactions                         (573,146)   (1,361,319)
 ----------------------------------------------------------------------------------------------

   Total increase (decrease) in net assets                              1,097,977       278,155


 Net assets, beginning of year                                          7,289,995     7,011,840
 ----------------------------------------------------------------------------------------------

 Net assets, end of year                                              $ 8,387,972   $ 7,289,995
 ==============================================================================================

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY ALLEGIANCE SEPARATE ACCOUNT A


Notes to the Financial Statements

December 31, 1997
--------------------------------------------------------------------------------

1. NATURE OF SEPARATE ACCOUNT -- Horace Mann Life Insurance Company Allegiance Separate Account A ("the Account"), formerly known as Allegiance Life Insurance Company Separate Account A, registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Horace Mann Growth Fund ("the Fund").

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits and administrative expenses. In addition, an annual mortality and expense risk charge up to .29% of the net variable account value is deducted from the Contract Owners' account, depending on year of issue of the contract.

2. SIGNIFICANT ACCOUNTING POLICIES -- The investments in the Fund are valued at market ("net asset value"). The Account owns approximately 1% of the Fund. Distributions from the Fund are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned for each Contract Owner.

3. FEDERAL INCOME TAXES -- Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts.

4. PURCHASE AND SALES OF HORACE MANN FUND SHARES -- During the year ended December 31, 1997, purchases and proceeds from sales of Fund shares were as follows:

                                                 1997
                                        ----------------------
                                          Active      Retired
                                        ----------    --------
Purchases                               $1,291,646    $ 77,578
                                        ======================
Sales                                   $  668,484    $ 43,537
                                        ======================

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                                                                1997                     1996
                                                                        --------------------      -------------------
                                                                         Active     Retired        Active    Retired
                                                                        --------   ---------      --------  ---------
Account units outstanding at beginning of year                           292,665      14,153       307,950     15,773
Net consideration received                                                   712         614           200          0
Dividend distributions                                                    38,462       1,879        35,724      1,761
Net transfers to fixed accumulation account                                1,635           0        (3,718)         0
Payments to Contract Owners                                              (21,595)     (1,636)      (47,491)    (3,381)
                                                                        ---------------------------------------------
Account units outstanding at end of year                                 311,879      15,010       292,665     14,153
                                                                        =============================================

6. NET ASSETS -- At December 31, 1997 net assets of $8,387,972 were comprised of the cost of mutual fund shares to contract owners of $6,686,213 and the adjustment for appreciation to market value of $1,701,759.

Independent Auditor's Report
--------------------------------------------------------------------------------

The Contract Owners of Horace Mann
Life Insurance Company Allegiance Separate
Account A and the Board of Directors
of Horace Mann Life Insurance Company:

We have audited the accompanying statement of net assets of Horace Mann Life Insurance Company Allegiance Separate Account A as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the Horace Mann Mutual Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Horace Mann Life Insurance Company Allegiance Separate Account A as of December 31, 1997, and the results of its operations for the year then ended and changes in its net assets for each of the years in the two-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                           KPMG Peat Marwick LLP

Chicago, Illinois
January 23, 1998

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

                                      [PICTURE OF MAGNIFYING GLASS APPEARS HERE]
                                                   Annual Report
                                                 December 31, 1997



                                        Horace Mann Life Insurance Company
                                        Allegiance Separate Account A


----------------------------------------
This report is submitted for the
general information of owners of
Horace Mann Life Insurance Company
Separate Account A contracts. The
report is not authorized for
distribution to prospective purchasers
of variable annuity contracts.
----------------------------------------

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030